SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ANTI -DILUTED SECURITIES EXCLUDED FROM DILUTED NET LOSS PER SHARE
	As of April 30,
	2022	2021
Warrants	377,818	377,818
Stock options	11,101	12,892
Total	388,919	390,710

	As of October 31,
	2021	2020
Warrants	377,818	4,978
Stock options	11,174	12,647
Restricted stock units	-	69
Total	388,992	17,694